                                   SUPPLEMENT
                             DATED AUGUST 23, 2006
              TO THE CLASS IA SHARES PROSPECTUS (THE "PROSPECTUS")
                 FOR THE HARTFORD HLS FUNDS, DATED MAY 1, 2006
                            (DIRECTOR MULTI MANAGER)

This supplement amends the Prospectus of the Hartford HLS Funds dated May 1,
2006.

MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Board of Directors of Hartford Series Fund, Inc. (the "Company") approved the continuation of the management agreement between the Company and HL Investment Advisors, LLC ("HL Advisors"), the Funds' investment manager, and the sub-advisory agreements between HL Advisors and the Funds' sub-advisers. In connection with this approval, HL Advisors agreed to reduce the contractual management fee for certain Funds and to voluntarily waive a portion of its management fees with respect to certain Funds. In addition, HL Advisors determined to discontinue the voluntary management fee waivers in place for certain Funds. Accordingly, the following changes are being made to the
Prospectus:

HARTFORD EQUITY INCOME HLS FUND

As of January 1, 2007, the voluntary management fee waiver in place for the fund has been discontinued. Accordingly, as of January 1, 2007, under the heading "Hartford Equity Income HLS Fund, Your Expenses," on page 14 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted.

HARTFORD FOCUS HLS FUND

As of November 1, 2006, the voluntary management fee waiver in place for the fund has been discontinued. Accordingly, as of November 1, 2006, under the heading "Hartford Focus HLS Fund, Your Expenses," on page 17 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted.

HARTFORD HIGH YIELD HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "Hartford High Yield HLS Fund, Your Expenses," on page 34 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.67% and the total annual operating expenses are 0.72%.

HARTFORD INDEX HLS FUND

Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Accordingly, as of November 1, 2006, under the heading "Hartford Index HLS Fund, Your Expenses," on page 37 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                    CLASS IA
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                   None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees(1)                                                   0.30%
Distribution and service (12b-1) fees                                 None
Other expenses                                                       0.02%
Total operating expenses                                             0.32%

(1) Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                      CLASS IA
--------------------------------------------------------------------------------
EXPENSES
(with or without redemption)
Year 1                                                                    $33
Year 3                                                                   $103
Year 5                                                                   $180
Year 10                                                                  $406

HARTFORD MONEY MARKET HLS FUND

As of January 1, 2007, a voluntary management fee waiver is in place for the fund. Accordingly, effective January 1, 2007, under the heading "Hartford Money Market HLS Fund, Your Expenses," on page 49 of the Prospectus, the following footnote 1 is added to the Shareholder Fees and Annual Operating Expenses table:

(1) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

REVISED MANAGEMENT FEE SCHEDULES AND MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

HARTFORD INDEX HLS FUND

Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Accordingly, effective November 1, 2006, the fee schedule for Hartford Index HLS Fund listed on page 79 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                           ANNUAL RATE
--------------------------------------------------------------------------------
First $2 billion                                                      0.300  %
Next $3 billion                                                       0.200  %
Next $5 billion                                                       0.180  %
Amount Over $10 billion                                               0.170  %

HARTFORD MONEY MARKET HLS FUND

As of January 1, 2007, a voluntary management fee waiver is in place for the fund. Accordingly, effective January 1, 2007, the following footnote is added to the management fee schedule for Hartford Money Market HLS Fund listed on page 80 of the Prospectus, under the heading "Management Fees":

(1) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

HARTFORD EQUITY INCOME HLS FUND

As of January 1, 2007, the voluntary management fee waiver in place for the fund has been discontinued. Accordingly, as of January 1, 2007, the footnote to the management fee schedule for Hartford Equity Income HLS Fund listed on page 80 of the Prospectus, under the heading "Management Fees," is deleted.

HARTFORD HIGH YIELD HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, the footnote to the management fee schedule for Hartford High Yield HLS Fund listed on page 80 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

(3) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until October 31, 2007.

HARTFORD FOCUS HLS FUND

As of November 1, 2006, the voluntary management fee waiver in place for the fund has been discontinued. Accordingly, as of November 1, 2006, the footnote to the management fee schedule for Hartford Focus HLS Fund listed on page 80 of the Prospectus, under the heading "Management Fees," is deleted.

PORTFOLIO MANAGER CHANGES

HARTFORD ADVISERS HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Advisers HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 5 of the Prospectus in the section entitled "Hartford Advisers HLS Fund, Portfolio Management," regarding Saul Pannell is deleted.

HARTFORD STOCK HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Stock HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 61 of the Prospectus in the section entitled "Hartford Stock HLS Fund, Portfolio Managers," regarding Saul Pannell is deleted.

HARTFORD HIGH YIELD HLS FUND

Effective August 2, 2006, James Serhant has been added as a portfolio manager for Hartford High Yield HLS Fund. Accordingly, on page 34 in the section entitled "Hartford High Yield HLS Fund, Portfolio Managers," the following disclosure is added directly after the disclosure pertaining to Mark Niland:

JAMES SERHANT, CFA

       - Vice President and Senior Investment Analyst of Hartford Investment Management

       -   Portfolio manager of the fund since August 2006

       -   Joined Hartford Investment Management in 2005

       - Prior to joining the firm, Vice President and Senior Research Analyst at Delaware Investments (2001-2005), and Vice President and Senior Fixed Income Research Analyst at JP Morgan Securities, Inc. (1997-2000).

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5840

                                   SUPPLEMENT
                             DATED AUGUST 23, 2006
              TO THE CLASS IA SHARES PROSPECTUS (THE "PROSPECTUS")
                 FOR THE HARTFORD HLS FUNDS, DATED MAY 1, 2006
                                     (ISP)

This supplement amends the Prospectus of the Hartford HLS Funds dated May 1,
2006.

MANAGEMENT FEE WAIVERS

At a meeting held on August 1-2, 2006, the Board of Directors of Hartford Series Fund, Inc. (the "Company") approved the continuation of the management agreements between the Company and HL Investment Advisors, LLC ("HL Advisors"), the Funds' investment manager, and the sub-advisory agreements between HL Advisors and the Funds' sub-advisers. In connection with this approval, HL Advisors agreed to voluntarily waive a portion of its management fees with respect to certain Funds. Accordingly, the following changes are being made to the Prospectus:

HARTFORD HIGH YIELD HLS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "Hartford High Yield HLS Fund, Your Expenses," on page 26 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HL Advisors has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.67% and the total annual operating expenses are 0.72%.

In addition, the footnote to the management fee schedule for Hartford High Yield HLS Fund listed on page 50 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

(2) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until October 31, 2007.

HARTFORD MONEY MARKET HLS FUND

As of January 1, 2007, a voluntary management fee waiver is in place for the fund. Accordingly, effective January 1, 2007, under the heading "Hartford Money Market HLS Fund, Your Expenses," on page 35 of the Prospectus, the following footnote 1 is added to the Shareholder Fees and Annual Operating Expenses table:

(1) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

In addition, effective January 1, 2007, the following footnote is added to the management fee schedule for Hartford Money Market HLS Fund listed on page 50 of the Prospectus, under the heading "Management Fees":

(1) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

PORTFOLIO MANAGER CHANGES

HARTFORD GLOBAL TECHNOLOGY HLS FUND

Effective July 3, 2006, Vikram Murthy is no longer employed by Wellington Management Company, LLP and is no longer involved in the portfolio management of Hartford Global Technology HLS Fund.

Accordingly, the disclosure on page 22 of the Prospectus in the section entitled "Hartford Global Technology HLS Fund, Portfolio Management," regarding Vikram Murthy is deleted.

HARTFORD ADVISERS HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Advisers HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 5 of the Prospectus in the section entitled "Hartford Advisers HLS Fund, Portfolio Management," regarding Saul Pannell is deleted.

HARTFORD STOCK HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Stock HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 41 of the Prospectus in the section entitled "Hartford Stock HLS Fund, Portfolio Managers," regarding Saul Pannell is deleted.

HARTFORD HIGH YIELD HLS FUND

Effective August 2, 2006, James Serhant has been added as a portfolio manager for Hartford High Yield HLS Fund. Accordingly, on page 26 in the section entitled "Hartford High Yield HLS Fund, Portfolio Managers," the following disclosure is added directly after the disclosure pertaining to Mark Niland:

JAMES SERHANT, CFA

       - Vice President and Senior Investment Analyst of Hartford Investment Management

       -   Portfolio manager of the fund since August 2006

       -   Joined Hartford Investment Management in 2005

       - Prior to joining the firm, Vice President and Senior Research Analyst at Delaware Investments (2001-2005), and Vice President and Senior Fixed Income Research Analyst at JP Morgan Securities, Inc. (1997-2000).

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                             DATED AUGUST 23, 2006
              TO THE CLASS IA SHARES PROSPECTUS (THE "PROSPECTUS")
           FOR THE HARTFORD MONEY MARKET HLS FUND, DATED MAY 1, 2006

This supplement amends the Prospectus of the Hartford Money Market HLS Fund dated May 1, 2006.

MANAGEMENT FEE WAIVER

At a meeting held on August 1-2, 2006, the Board of Directors of Hartford Series Fund, Inc. (the "Company") approved the continuation of the management agreement between the Company and HL Investment Advisors, LLC ("HL Advisors"), the Hartford Money Market Fund's (the "Fund") investment manager, and the sub-advisory agreement between HL Advisors and the Fund's sub-adviser, Hartford Investment Management Company. In connection with this approval, HL Advisors agreed to voluntarily waive a portion of its management fee with respect to the Fund. Accordingly, the following changes are being made to the Prospectus:

HARTFORD MONEY MARKET HLS FUND

As of January 1, 2007, a voluntary management fee waiver is in place for the Fund. Accordingly, effective January 1, 2007, under the heading "Hartford Money Market HLS Fund, Your Expenses," on page 5 of the Prospectus, the following footnote 1 is added to the Shareholder Fees and Annual Operating Expenses table:

(1) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

In addition, effective January 1, 2007, the following footnote is added to the management fee schedule for Hartford Money Market HLS Fund listed on page 9 of the Prospectus, under the heading "Management Fees":

(1) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5835

                                   SUPPLEMENT
                             DATED AUGUST 23, 2006
              TO THE CLASS IB SHARES PROSPECTUS (THE "PROSPECTUS")
           FOR THE HARTFORD MONEY MARKET HLS FUND, DATED MAY 1, 2006

This supplement amends the Prospectus of the Hartford Money Market HLS Fund dated May 1, 2006.

MANAGEMENT FEE WAIVER

At a meeting held on August 1-2, 2006, the Board of Directors of Hartford Series Fund, Inc. (the "Company") approved the continuation of the management agreement between the Company and HL Investment Advisors, LLC ("HL Advisors"), the Hartford Money Market Fund's (the "Fund") investment manager, and the sub-advisory agreement between HL Advisors and the Fund's sub-adviser, Hartford Investment Management Company. In connection with this approval, HL Advisors agreed to voluntarily waive a portion of its management fee with respect to the Fund. Accordingly, the following changes are being made to the Prospectus:

HARTFORD MONEY MARKET HLS FUND

As of January 1, 2007, a voluntary management fee waiver is in place for the Fund. Accordingly, effective January 1, 2007, under the heading "Hartford Money Market HLS Fund, Your Expenses," on page 5 of the Prospectus, the following footnote 1 is added to the Shareholder Fees and Annual Operating Expenses table:

(1) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.69%.

In addition, effective January 1, 2007, the following footnote is added to the management fee schedule for Hartford Money Market HLS Fund listed on page 9 of the Prospectus, under the heading "Management Fees":

(1) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5836

                                   SUPPLEMENT
                             DATED AUGUST 23, 2006
              TO THE CLASS IB SHARES PROSPECTUS (THE "PROSPECTUS")
                 FOR THE HARTFORD HLS FUNDS, DATED MAY 1, 2006
                              (NATIONS EVERGREEN)

This supplement amends the Prospectus of the Hartford HLS Funds dated May 1,
2006.

MANAGEMENT FEE WAIVER

At a meeting held on August 1-2, 2006, the Board of Directors of Hartford Series Fund, Inc. (the "Company") approved the continuation of the management agreement between the Company and HL Investment Advisors, LLC ("HL Advisors"), the Hartford Money Market Fund's (the "Fund") investment manager, and the sub-advisory agreement between HL Advisors and the Fund's sub-adviser, Hartford Investment Management Company. In connection with this approval, HL Advisors agreed to voluntarily waive a portion of its management fee with respect to the Fund. Accordingly, the following changes are being made to the Prospectus:

HARTFORD MONEY MARKET HLS FUND

As of January 1, 2007, a voluntary management fee waiver is in place for the Fund. Accordingly, effective January 1, 2007, under the heading "Hartford Money Market HLS Fund, Your Expenses," on page 18 of the Prospectus, the following footnote 1 is added to the Shareholder Fees and Annual Operating Expenses table:

(1) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.69%.

In addition, effective January 1, 2007, the following footnote is added to the management fee schedule for Hartford Money Market HLS Fund listed on page 34 of the Prospectus, under the heading "Management Fees":

(1) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

PORTFOLIO MANAGER CHANGES

HARTFORD ADVISERS HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Advisers HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 6 of the Prospectus in the section entitled "Hartford Advisers HLS Fund, Portfolio Management," regarding Saul Pannell is deleted.

HARTFORD STOCK HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Stock HLS Fund. Accordingly, effective September 1, 2006, the disclosure on page 25 of the Prospectus in the section entitled "Hartford Stock HLS Fund, Portfolio Managers," regarding Saul Pannell is deleted.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5837

                                   SUPPLEMENT
                             DATED AUGUST 23, 2006
              TO THE CLASS IA SHARES PROSPECTUS (THE "PROSPECTUS")
               FOR THE HARTFORD INDEX HLS FUND, DATED MAY 1, 2006
                           (TD WATERHOUSE EVERGREEN)

This supplement amends the Prospectus of the Hartford Index HLS Fund dated May 1, 2006.

MANAGEMENT FEE REDUCTION

At a meeting held on August 1-2, 2006, the Board of Directors of Hartford Series Fund, Inc. (the "Company") approved the continuation of the management agreement between the Company and HL Investment Advisors, LLC ("HL Advisors"), the Hartford Index HLS Fund's (the "Fund") investment manager, and the sub-advisory agreement between HL Advisors and the Company's sub-adviser, Hartford Investment Management Company. In connection with this approval, HL Advisors agreed to reduce the contractual management fee for the Fund. Accordingly, the following changes are being made to the Prospectus:

HARTFORD INDEX HLS FUND

Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for the Fund. Accordingly, as of November 1, 2006, under the heading "Hartford Index HLS Fund, Your Expenses," on page 5 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

                                                                    CLASS IA
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable
Exchange fees                                                   None
ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees(1)                                                   0.30%
Distribution and service (12b-1) fees                                 None
Other expenses                                                       0.02%
Total operating expenses                                             0.32%

(1) Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.40% to 0.30%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares, you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                    CLASS IA
--------------------------------------------------------------------------------
EXPENSES
(with or without redemption)
Year 1                                                                  $33
Year 3                                                                 $103
Year 5                                                                 $180
Year 10                                                                $406

REVISED MANAGEMENT FEE SCHEDULE

HARTFORD INDEX HLS FUND

Effective November 1, 2006, HL Advisors has permanently reduced its management fee schedule for the Fund. Accordingly, effective November 1, 2006, the fee schedule for Hartford Index HLS Fund listed on page 10 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

INDEX HLS FUND

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
--------------------------------------------------------------------------------
First $2 billion                                                      0.300  %
Next $3 billion                                                       0.200  %
Next $5 billion                                                       0.180  %
Amount Over $10 billion                                               0.170  %

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5838

                                   SUPPLEMENT
                             DATED AUGUST 23, 2006
              TO THE CLASS IA SHARES PROSPECTUS (THE "PROSPECTUS")
                 FOR THE HARTFORD HLS FUNDS, DATED MAY 1, 2006
                        (WELLS FARGO PASSAGE EVERGREEN)

This supplement amends the Prospectus of the Hartford HLS Funds dated May 1,
2006.

MANAGEMENT FEE WAIVER

At a meeting held on August 1-2, 2006, the Board of Directors of Hartford Series Fund, Inc. (the "Company") approved the continuation of the management agreement between the Company and HL Investment Advisors, LLC ("HL Advisors"), the Hartford Money Market Fund's (the "Fund") investment manager, and the sub-advisory agreement between HL Advisors and the Fund's sub-adviser, Hartford Investment Management Company. In connection with this approval, HL Advisors agreed to voluntarily waive a portion of its management fee with respect to the Fund. Accordingly, the following changes are being made to the Prospectus:

HARTFORD MONEY MARKET HLS FUND

As of January 1, 2007, a voluntary management fee waiver is in place for the Fund. Accordingly, effective January 1, 2007, under the heading "Hartford Money Market HLS Fund, Your Expenses," on page 11 of the Prospectus, the following footnote 1 is added to the Shareholder Fees and Annual Operating Expenses table:

(1) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and the total annual operating expenses are 0.44%.

In addition, effective January 1, 2007, the following footnote is added to the management fee schedule for Hartford Money Market HLS Fund listed on page 17 of the Prospectus, under the heading "Management Fees":

(1) HL Advisors has voluntarily agreed to waive 0.05% of its management fees until December 31, 2007.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5839